Shareholder Report, Holdings (Details) - C000069418	Mar. 31, 2025
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Trade Finance Agreements
Holdings [Line Items]
Percent of Net Asset Value	84.60%